Income taxes (Detail 4) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 67,603	$ 64,335
of which: USA
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	19,213	12,354
of which: related to the UK
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	38,293	37,773
of which: related to other locations
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	10,097	14,208
Within 1 year
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	387	342
From 2 to 5 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	9,491	10,839
From 6 to 10 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	3,127	7,114
From 11 to 20 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	3,760	1,818
No expiry
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 50,838	$ 44,222